Pension Plans and Other Postretirement Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Pension Plans and Other Postretirement Plans
Pension Plans and Other Postretirement Benefits

Defined Contribution Plans

As of December 31, 2018, the Company sponsors several active 401(k) savings plans that cover all employees who meet plan eligibility requirements. The Company makes matching contributions consistent with the provisions of the respective plans.

At the participant’s option, account balances, including the Company’s matching contribution, can be invested without restriction among various investment options under each plan. Two of the defined contribution plans offer the Company’s common stock fund as an investment option. The Company also maintains nonqualified, unfunded deferred compensation plans for certain key employees. The plans provide participants the opportunity to defer portions of their eligible compensation and for certain nonqualified plans, participants receive matching contributions equivalent to what they could have received under the CVS Health 401(k) Plan or Aetna 401(k) Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company’s contributions under the above defined contribution plans were $334 million, $314 million and $295 million in 2018, 2017 and 2016, respectively. The Company’s contributions for the year ended December 31, 2018 include contributions to the Aetna Inc. 401(k) plan subsequent to the Aetna Acquisition Date.

Defined Benefit Pension Plans

On November 28, 2018, the Company completed the Aetna Acquisition. Aetna sponsors a tax-qualified pension plan that was frozen in 2010. Aetna also sponsors a non-qualified supplemental pension plan that was frozen in 2007. Aetna’s pension plan benefit obligations and the fair value of plan assets were remeasured as of the Aetna Acquisition Date.

Prior to the Aetna Acquisition, during the year ended December 31, 2017, the Company settled the pension obligations of its existing two tax-qualified defined benefit pension plans by irrevocably transferring pension liabilities to an insurance company through the purchase of group annuity contracts and through lump sum distributions. These purchases, funded with pension plan assets, resulted in pre-tax settlement losses of $187 million in the year ended December 31, 2017, related to the recognition of accumulated deferred actuarial losses. The settlement losses were recorded in other expense in the consolidated statement of operations. The Company also sponsors several other defined benefit pension plans that are unfunded nonqualified supplemental retirement plans as described in the “Other Postretirement Benefits” section below.
Pension Benefit Obligations and Plan Assets
The following tables outline the change in benefit obligations and plan assets over the specified periods:

In millions	2018	2017
Change in benefit obligation:
Benefit obligation, beginning of year	$131	$844
Acquired benefit obligations	5,685	—
Interest cost	25	20
Actuarial loss (gain)	41	(31)
Benefit payments	(41)	(35)
Settlements	—	(667)
Benefit obligation, end of year	$5,841	$131

In millions	2018	2017
Change in plan assets:
Fair value of plan assets, beginning of year	$—	$624
Fair value of plan assets acquired	5,709	—
Actual return on plan assets	(17)	32
Employer contributions	12	46
Benefit payments	(41)	(35)
Settlements	—	(667)
Fair value of plan assets, end of year	5,663	—

Funded status	$(178)	$(131)

The assets (liabilities) recognized on the consolidated balance sheets at December 31, 2018 and 2017 for the pension plans consisted of the following:

In millions	2018	2017
Accrued benefit assets reflected in other assets	$147	$—
Accrued benefit liabilities reflected in accrued expenses	(25)	(21)
Accrued benefit liabilities reflected in other long-term liabilities	(300)	(110)
Net liabilities	$(178)	$(131)

Net Periodic Benefit Costs
The components of net periodic benefit cost for the years ended December 31 are shown below:

In millions	2018	2017	2016
Components of net periodic benefit cost:
Interest cost	$25	$20	$27
Expected return on plan assets	(33)	(20)	(32)
Amortization of net actuarial loss	2	21	32
Settlement losses	—	187	—
Net periodic benefit cost	$(6)	$208	$27

Pension Plan Assumptions
The Company uses a series of actuarial assumptions to determine its benefit obligations and net benefit costs as further detailed below.

Discount Rates - The discount rate for the acquired Aetna plans is determined using a yield curve as of the annual measurement date. Each yield curve consisted of a series of individual discount rates, with each discount rate corresponding to a single point in time, based on high-quality bonds. Projected benefit payments are discounted to the measurement date using the corresponding rate from the yield curve. The weighted average discount rate for the Aetna pension plans was 4.4% in 2018.

The Company settled the pension obligations of its existing tax-qualified plans during 2017. The discount rates for determining plan benefit obligations (excluding the terminated qualified plan) were approximately 4.0%, 3.5% and 4.0% in 2018, 2017 and 2016, respectively. The discount rate for the terminated qualified plan was 3.1% in 2016.

Expected Return on Plan Assets - The expected long-term rate of return on plan assets is determined by using the plan’s target allocation and return expectations based on many factors including forecasted long-term capital market real returns and the inflationary outlook on a plan by plan basis. The expected long-term rate of return for the acquired Aetna plans was 6.6% in 2018. See “Pension Plan Assets” below for additional details regarding the Aetna pension plan assets as of December 31, 2018.

The Company settled the pension obligations of its existing tax-qualified plans during 2017. The expected long-term rate of return for these plans ranged from 4.0% to 5.5% in both 2017 and 2016.

Net Actuarial Losses/Gains - Based on the mortality experience of the acquired Aetna pension plans, in 2018 the Company utilized the RP-2014WC Mortality Table with a generation projection of future mortality improvements using Scale MP-2018 for the acquired Aetna plans.

Pension Plan Assets
As of December 31, 2017, the assets in the Company’s prior qualified defined benefit pension plans had been fully liquidated to settle all plan obligations through the purchase of group annuity contracts and through lump sum distributions. On November 28, 2018, the Company completed the Aetna Acquisition. At December 31, 2018, the assets of the Aetna pension plan (the “Aetna Pension Plan”) primarily include debt and equity securities held in separate accounts, as well as common/collective trusts and real estate investments. The valuation methodologies used to price these debt and equity securities and common/collective trusts are similar to the methodologies described in Note 4 “Fair Value.” Assets of the Aetna pension plan also include investments in other assets that are carried at fair value. The following is a description of the valuation methodology used to price real estate investments and these additional investments, including the general classification pursuant to the fair value hierarchy.

Real Estate - Real estate investments are valued by independent third party appraisers. The appraisals comply with the Uniform Standards of Professional Appraisal Practice, which includes, among other things, the income, cost, and sales comparison approaches to estimating property value. Therefore, these investments are classified in Level 3.

Private equity and hedge fund limited partnerships - Private equity and hedge fund limited partnerships are carried at fair value which is estimated using the NAV per unit as reported by the administrator of the underlying investment fund as a practical expedient to fair value. Therefore, these investments have been excluded from the fair value table below.

Aetna Pension Plan assets with changes in fair value measured on a recurring basis at December 31, 2018 were as follows:

In millions	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$511	$38	$—	$549
States, municipalities and political subdivisions	—	147	—	147
U.S. corporate securities	—	1,671	5	1,676
Foreign securities	—	177	—	177
Residential mortgage-backed securities	—	339	—	339
Commercial mortgage-backed securities	—	70	—	70
Other asset-backed securities	—	162	—	162
Redeemable preferred securities	—	6	—	6
Total debt securities	511	2,610	5	3,126
Equity securities:
U.S. Domestic	744	—	—	744
International	356	—	—	356
Domestic real estate	30	—	—	30
Total equity securities	1,130	—	—	1,130
Other investments:
Real estate	—	—	425	425
Common/collective trusts (1)	—	253	—	253
Derivatives	—	2	—	2
Total other investments	—	255	425	680
Total pension investments (2)	$1,641	$2,865	$430	$4,936

_____________________________________________

(1)	The assets in the underlying funds of common/collective trusts consist of $109 million of equity securities and $144 million of debt securities.

(2)
Excludes $98 million of cash and cash equivalents, $465 million of private equity limited partnership investments and $164 million of hedge fund limited partnership investments as the amounts are carried at fair value.

The change in the balance of pension plan assets during 2018 relates to investments acquired in the Aetna Acquisition, which occurred on November 28, 2018. There was an immaterial amount of transfers into or out of Level 3 from November 28, 2018 to December 31, 2018.

The Aetna Pension Plan invests in a diversified mix of assets intended to maximize long-term returns while recognizing the need for adequate liquidity to meet ongoing benefit and administrative obligations. The risk of unexpected investment and actuarial outcomes is regularly evaluated. This evaluation is performed through forecasting and assessing ranges of investment outcomes over short- and long-term horizons and by assessing Aetna Pension Plan’s liability characteristics. Complementary investment styles and techniques are utilized by multiple professional investment firms to further improve portfolio and operational risk characteristics. Public and private equity investments are used primarily to increase overall plan returns. Real estate investments are viewed favorably for their diversification benefits and above-average dividend generation. Fixed income investments provide diversification benefits and liability hedging attributes that are desirable, especially in falling interest rate environments.

At December 31, 2018, target investment allocations for the Aetna Pension Plan were: 31% in equity securities, 57% in debt securities, 6% in real estate, 3% in private equity limited partnerships and 3% in hedge funds. Actual asset allocations may differ from target allocations due to tactical decisions to overweight or underweight certain assets or as a result of normal fluctuations in asset values. Asset allocations are consistent with stated investment policies and, as a general rule, periodically rebalanced back to target asset allocations. Asset allocations and investment performance are formally reviewed periodically throughout the year by the Aetna Pension Plan’s Benefit Finance Committee. Forecasting of asset and liability growth is performed at least annually.
Cash Flows
The Company generally contributes to its tax-qualified pension plans based on minimum funding requirements determined under applicable federal laws and regulations. Employer contributions related to the non-qualified supplemental pension plans generally represent payments to retirees for current benefits. The Company contributed $12 million, $46 million and $25 million to the pension plans during 2018, 2017 and 2016, respectively. No contributions are required for the Aetna Pension Plan in 2019. The Company expects to make an immaterial amount of contributions for all other pension plans in 2019. The Company estimates the following future benefit payments, which are calculated using the same actuarial assumptions used to measure the pension plan benefit obligation as of December 31, 2018:

In millions
2019	$375
2020	387
2021	411
2022	387
2023	391
2024-2028	1,916

Multiemployer Pension Plans
The Company also contributes to a number of multiemployer pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer pension plans in the following aspects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (iii) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the applicable plan, referred to as a withdrawal liability.

None of the multiemployer pension plans in which the Company participates are individually significant to the Company. Total Company contributions to multiemployer pension plans were $18 million, $17 million and $15 million in 2018, 2017 and 2016, respectively.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. On November 28, 2018, the Company completed the Aetna Acquisition. Aetna also sponsors OPEB plans that provide certain health care and life insurance benefits for retired employees. The Company’s funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2018 and 2017, the Company’s other postretirement benefits had an accumulated postretirement benefit obligation of $228 million and $25 million, respectively. Net periodic benefit costs related to these other postretirement benefits were $2 million in 2018, and $1 million in both 2017 and 2016.

The Company estimates the following future benefit payments, which are calculated using the same actuarial assumptions used to measure the other postretirement benefit obligation as of December 31, 2018:

In millions
2019	$17
2020	17
2021	17
2022	16
2023	16
2024-2028	76

Pursuant to various collective bargaining agreements, the Company also contributes to multiemployer health and welfare plans that cover certain union-represented employees. The plans provide postretirement health care and life insurance benefits to certain employees who meet eligibility requirements. Total Company contributions to multiemployer health and welfare plans were $58 million, $58 million and $52 million in 2018, 2017 and 2016, respectively.